Subsequent events (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2026 $ / shares	Mar. 31, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CNY (¥)
Subsequent events
Proceeds from short-term borrowings			¥ 725,376,532	$ 103,727,465		¥ 133,500,000		¥ 802,500,000
Dividends				$ 0.0887	$ 0.028		$ 0.056
ADS
Subsequent events
Dividends				$ 0.53	$ 0.17		$ 0.34
Subsequent Event
Subsequent events
Proceeds from short-term borrowings | ¥		¥ 113,818,669
Interest rate (in percent)	3.25%	3.25%
Subsequent Event | O 2026 H1 Dividends
Subsequent events
Dividends	$ 0.0467
Dividends payable date		May 20, 2026
Dividend record date		Apr. 30, 2026
Subsequent Event | O 2026 H1 Dividends | ADS
Subsequent events
Dividends	$ 0.28